Consolidated statements of stockholders' (deficit) equity (FY) - USD ($) $ in Thousands		Total		DWSI	Previously Reported	Revision of Prior Period, Adjustment	ELOC	PIPE	Non-redeemable convertible preferred stock		Non-redeemable convertible preferred stock DWSI	Non-redeemable convertible preferred stock Previously Reported	Non-redeemable convertible preferred stock Revision of Prior Period, Adjustment	Common stock		Common stock DWSI	Common stock Previously Reported	Common stock Revision of Prior Period, Adjustment	Common stock ELOC	Common stock PIPE	Additional paid-in capital		Additional paid-in capital DWSI	Additional paid-in capital Previously Reported	Additional paid-in capital Revision of Prior Period, Adjustment	Additional paid-in capital ELOC	Additional paid-in capital PIPE	Accumulated deficit		Accumulated deficit Previously Reported	Accumulated deficit Revision of Prior Period, Adjustment	Accumulated other comprehensive loss		Accumulated other comprehensive loss Previously Reported	Accumulated other comprehensive loss Revision of Prior Period, Adjustment
Preferred stock, balance (in shares) at Dec. 31, 2019	[1]								120,115,206			135,012,939	(14,897,733)
Common stock, balance (in shares) at Dec. 31, 2019	[1]													13,540,768			15,220,212	(1,679,444)
Balance at Dec. 31, 2019		$ (103,868)			$ (103,868)	$ 0			$ 152,091			$ 152,091	$ 0	$ 0			$ 16,337	$ (16,337)			$ 38,121			$ 21,784	$ 16,337			$ (283,704)		$ (283,704)	$ 0	$ (10,376)		$ (10,376)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	[1]													10,009		890
Exercise of stock options		4		$ 1										$ 0							4		$ 1
Exercise of warrants (in shares)	[1]								278,604
Exercise of warrants		818							$ 818
Stock-based compensation		269		2,720																	269		2,720
Share issuance costs		(110)		(432)					$ (110)		$ (432)
Stock exchanged on transaction (in shares)	[1]								(120,393,810)					(13,550,777)		2,723,014
Stock exchanged on transaction		(169,146)		8,457					$ (152,799)												(16,347)		8,457
Old DWSI fair value of warrants issued for services				450																			450
Conversion of preferred stock (in shares)	[1]										24,078,762
Conversion of preferred stock				160,690							$ 47,336												$ 113,354
Issuance of stock (in shares)	[1]										48,004,778
Issuance of stock				43,679							$ 43,679
DWSI Class B Preferred Stock issued on D-Wave convertible debt transfer (in shares)	[1]										50,480,793
Old DWSI Class B Preferred Stock issued on D-Wave convertible debt transfer				$ 99,298							$ 99,298
Foreign currency translation adjustment, net of tax		(82)																														(82)
Net loss		(10,019)																										(10,019)
Preferred stock, balance (in shares) at Dec. 31, 2020	[1]								122,564,333
Common stock, balance (in shares) at Dec. 31, 2020	[1]													2,723,904
Balance at Dec. 31, 2020		$ 32,729							$ 189,881					$ 0							147,029							(293,723)				(10,458)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		105,203												93,595	[1]
Exercise of stock options		$ 82																			82
Stock-based compensation		1,739																			1,739
Foreign currency translation adjustment, net of tax		15																														15
Net loss		$ (31,545)																										(31,545)
Preferred stock, balance (in shares) at Dec. 31, 2021		122,564,333							122,564,333	[1],[2]		137,765,828	(15,201,495)
Common stock, balance (in shares) at Dec. 31, 2021		2,817,498												2,817,499	[1],[2]		3,166,949	(349,450)
Balance at Dec. 31, 2021		$ 3,020	[2]		3,020	0			$ 189,881	[2]		$ 189,881	$ 0	$ 0	[2]		$ 2,610	$ (2,610)			148,850	[2]		146,240	2,610			(325,268)	[2]	(325,268)	0	(10,443)	[2]	(10,443)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)														8,768
Exercise of stock options		7																			7
Stock-based compensation		783																			783
Foreign currency translation adjustment, net of tax		(70)																														(70)
Net loss		(11,657)																										(11,657)
Preferred stock, balance (in shares) at Mar. 31, 2022									122,564,333
Common stock, balance (in shares) at Mar. 31, 2022														2,826,267
Balance at Mar. 31, 2022		$ (7,917)							$ 189,881					$ 0							149,640							(336,925)				(10,513)
Preferred stock, balance (in shares) at Dec. 31, 2021		122,564,333							122,564,333	[1],[2]		137,765,828	(15,201,495)
Common stock, balance (in shares) at Dec. 31, 2021		2,817,498												2,817,499	[1],[2]		3,166,949	(349,450)
Balance at Dec. 31, 2021		$ 3,020	[2]		$ 3,020	$ 0			$ 189,881	[2]		$ 189,881	$ 0	$ 0	[2]		$ 2,610	$ (2,610)			148,850	[2]		$ 146,240	$ 2,610			(325,268)	[2]	$ (325,268)	$ 0	(10,443)	[2]	$ (10,443)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		1,380,609												1,228,268	[1]
Exercise of stock options		$ 1,077																			1,077
Exercise of warrants (in shares)	[1]													121,261
Exercise of warrants		959																			959
Stock-based compensation		9,164																			9,164
Conversion of preferred stock (in shares)	[1]								(122,564,333)					96,764,117
Conversion of preferred stock		0							$ (189,881)					$ 10							189,871
Issuance of stock (in shares)	[1]																		2,260,346	5,816,528
Issuance of stock							$ 7,596	$ 40,000												$ 1						$ 7,596	$ 39,999
Merger, net of redemptions and transaction costs (in shares)	[1]													4,327,512
Merger, net of redemptions and transaction costs (Note 3)		(16,242)																			(16,242)
Foreign currency translation adjustment, net of tax		41																														41
Net loss		$ (51,529)																										(51,529)
Preferred stock, balance (in shares) at Dec. 31, 2022		0							0	[1]
Common stock, balance (in shares) at Dec. 31, 2022		113,335,530	[1]											113,335,530
Balance at Dec. 31, 2022		$ (5,914)							$ 0					$ 11							381,274							(376,797)				(10,402)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock (in shares)							127,180	5,816,528
Common stock, balance (in shares) at Aug. 05, 2022		110,007,972
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)		121,261
Preferred stock, balance (in shares) at Dec. 31, 2022		0							0	[1]
Common stock, balance (in shares) at Dec. 31, 2022		113,335,530	[1]											113,335,530
Balance at Dec. 31, 2022		$ (5,914)							$ 0					$ 11							381,274							(376,797)				(10,402)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		672,583												598,368
Exercise of stock options		$ 546																			546
Stock-based compensation		6,755																			6,755
Issuance of stock (in shares)														13,239,654
Issuance of stock		15,683												$ 1							15,682
Foreign currency translation adjustment, net of tax		(19)																														(19)
Net loss		$ (24,608)																										(24,608)
Common stock, balance (in shares) at Mar. 31, 2023		127,173,552												127,173,552
Balance at Mar. 31, 2023		$ (7,313)												$ 12							$ 404,501							$ (401,405)				$ (10,421)

[1]	The shares of the Company's non-redeemable convertible preferred stock and common stock, prior to the Merger have been retrospectively restated to reflect the Conversion Ratio of 0.889657 established in the Merger.
[2]	Shares of legacy non-redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Merger.